INVESTMENTS - Carrying Value and Fair Value of HTM Debt Securities by Contractual Maturity Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Carrying value	$ 23,921	$ 10,599
Held-to-maturity Securities, Debt Maturities, Fair Value;
Fair value	24,671	10,993
Akbank
Held-to-maturity Securities, Debt Maturities, Fair Value;
Equity investment ownership percentage	9.90%
Mortgage-backed securities
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	0	0
After 5 but within 10 years, carrying value	863	10
After 10 years, carrying value	9,846	2,316
Carrying value	10,709	2,326
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	0	0
After 5 but within 10 years, fair value	869	11
After 10 years, fair value	10,303	2,546
Fair value	11,172	2,557
State and municipal securities
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	205	8
After 1 but within 5 years, carrying value	243	17
After 5 but within 10 years, carrying value	140	69
After 10 years, carrying value	7,361	1,238
Carrying value	7,949	1,332
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	205	9
After 1 but within 5 years, fair value	243	17
After 5 but within 10 years, fair value	144	72
After 10 years, fair value	7,527	1,214
Fair value	8,119	1,312
Foreign government
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	4,725	5,628
After 5 but within 10 years, carrying value	0	0
After 10 years, carrying value	0	0
Carrying value	4,725	5,628
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	4,802	5,688
After 5 but within 10 years, fair value	0	0
After 10 years, fair value	0	0
Fair value	4,802	5,688
All other
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	0	740
After 5 but within 10 years, carrying value	0	0
After 10 years, carrying value	538	573
Carrying value	538	1,313
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	0	851
After 5 but within 10 years, fair value	0	0
After 10 years, fair value	578	585
Fair value	$ 578	$ 1,436